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                                                               November 22, 2002

VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza,
Washington, D.C. 20549

Attention:  Division of Investment Management

       Re:  New Colony Equity Income Fund of
            New Colony Investment Trust
            File Nos. 333-88202 and 811-21092
            Rule 497(j) Certification

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the "1993 Act"), New Colony Equity Income Fund of New Colony Investment Trust (the "Fund") hereby certifies that:

     (a) the form of the Fund's Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 4 to the Fund's Registration Statement on Form N-2; and

     (b) the text of the Pre-Effective Amendment No. 4 to the Fund's Registration Statement on Form N-2 was filed electronically via EDGAR with the Securities and Exchange Commission on November 20, 2002.


Yours truly,

NEW COLONY INVESTMENT TRUST


  /s/ John Driscoll
----------------------------
John Driscoll
President of the Fund